Building and Construction Trades Council of Greater New York March 8, 2024

$6.6 billion investment grade fixed - income portfolio Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 Socially responsible investment vehicle Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) Diverse leadership team with average 28 years experience, 19 years at HIT Record of consistent and competitive returns As of December 31 , 2023 Affordable housing creation and preservation Union construction jobs creation Successful ESG record generating economic impacts that benefit underserved communities Focus on high credit quality multifamily mortgage securities Higher income with superior credit quality and similar interest rate risk Provides diversification versus other core strategies and liquidity Overview Long History and Track Record Active Impact Investing Investment Strategy Summary of the HIT 1

HIT's Long History of Impact Investing

Successful track record as a fixed income impact investor

NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS*

(1984-present)

598	$10.7B	$21.2B	$45.6B	$19.2B	206.0M	232,644	127,839
Projects	in HIT Investment, including New Markets Tax Credit (NMTC) allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits with **$9.8B for construction workers**	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare units, with 67% affordable housing



Ventana Residences
San Francisco, CA



Granada Senior Apartments
San Antonio, TX



Ladder 260
Minneapolis, MN



Old Colony Phase 3
Boston, MA

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2023. Economic impact data is in 2022 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST

2

HIT's Impact Investing in New York

1984-2023

84	$2.2B	$5.3B	$6.9B	$3.2B	29.4M	32,878	46,204
Projects	in HIT Investment, including New Markets Tax Credit (NMTC) allocations	in total development cost	in total economic benefits	in personal income, including wages and benefits with **$9.8B for construction workers**	hours of on-site union construction work created	total jobs generated across communities	housing and healthcare units, with 91% affordable housing



Brooklyn Crossing
Brooklyn



Elizabeth Seton Pediatric Center
Yonkers



311 West 42nd Street
Manhattan



Betances Residence
Bronx



Joseph P. Addabbo Family Health Center
Queens

*Source: Pinnacle Economics, Inc., and HIT. Job and economic impacts provided are estimates calculated using IMPLAN, an input-output model based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data current as of December 31, 2023. Economic impact data is in 2022 dollars and all other figures are nominal.

AFL-CIO HOUSING INVESTMENT TRUST
3

Delivering More Impact Investments Projects 80 Cities represented across 15 states 33 Housing units, with 63% affordable housing 13,074 Invested or allocated $2.4 B in total development cost $6.1 B in total economic impacts $10.2 B Hours of on - site union construction work created 37.4 M *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2023 . Economic impact data is in 20 22 dollars and all other figures are nominal . 4 Projects Committed to 2019 - 2023*

HIT Leading Efforts in New York • Organized two well - attended roundtables in recent months to launch collective effort to increase supply of affordable housing and union construction careers • Collaborating with key stakeholders, including the building trades, Central Labor Council, State Federation, and legislators • Working closely with a number of labor - affiliated NYC housing cooperatives as they face new environmental mandates and maintain aging housing stock 5

0 2,000,000 4,000,000 6,000,000 8,000,000 10,000,000 12,000,000 Under $600 $600 – 799 $800 – 999 $1,000 – 1,399 $1,400 – $1,999 $2,000 and Over # of Rental Units Contract Rent 2012 2022 Notes: Rents are adjusted for inflation using the CPI - U Less Shelter. Units that are occupied but do not receive payment are exc luded. Contract rents exclude utility costs. Source: JCHS tabulations of US Census Bureau, American Community Survey 1 - Year Estimates; Yardi Matrix • The supply of low - rent units has fallen continuously in the past decade • Renter households are struggling under higher prices as the number of low - cost rentals continues to decline • 60% of the new units built from 2020 to 2022 are accessible to only 41% of America’s renter population • The rental stock is older than it has ever been with a median age of 44 years The Supply of Low - Cost Rentals Continues to Decline The U.S. is Facing a Housing Affordability Crisis 6

Severe Housing Crisis in New York ▪ Shortage of +655,000 rental homes affordable and available to extremely low income renters across New York ▪ 51% of renters are cost - burdened ▪ 28% of renter households are extremely low income ▪ 73% of these are severely cost - burdened ▪ Aging housing stock – 54% of all housing units in NYC were built pre - 1947 Source: National Low Income Housing Coalition; Harvard Joint Center for Housing Studies; New York City Housing and Vacancy Su rve y, 2023 Affordable and Available Homes Per 100 Renter Households Source: 2021 ACS PUMS. 7

Source: Joint Center for Housing Studies of Harvard University, Rentcafe.com, Apartmentlist.com • Housing affordability continued to erode in the fourth quarter of 2023 due to higher mortgage rates and home prices • Historically low number of homes for sale led to rising home prices making home ownership out of reach for most new households • With home prices near record highs for new and existing home sales, multifamily housing should continue to be in high demand • Apartment rents still near historic highs despite softening towards the end of 2023 Apartment Rents Still Near Historic Highs Strong Multifamily Housing Demand $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 $1,400 $1,450 $1,500 Dec-17 Jun-18 Dec-18 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Dec-22 Jun-23 Dec-23 8

What Housing Presents to Labor: Need Across the entire country there is a need for more housing, especially affordable Opportunity Investments can generate higher yields in higher interest rate environment Risk Lack of housing can lead to inability to attract and/or maintain workers 9

Labor’s Power Capital Products that invest in a responsible way offer opportunities to leverage capital for greater impact Voice Can advocate for: • housing policies • labor standards tied to government programs • responsible contractor policies 10

Opportunities in the Current Environment Impact Investing Investments that align with unions’ interests and positively impact members Fixed Income Fixed income investments can generate higher yield in higher interest rate environment Rental Housing High mortgage rates means homebuying out of reach 11

HIT Investment $50 Million Total Development Cost $338 Million Hours of Union Construction Work: 1,995,680 Total Housing Units: 330 (25% affordable) 311 West 42nd Street | Manhattan, NY Sample HIT Investment 12

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . This presentation provides information about projects financed by the HIT . Projects that were pre - or under construction as of the date of this report are included until they reach permanent loan status . The projects referenced on this presentation may not reflect HIT’s current portfolio for any or all of the following reasons : (i) the assets related to the project(s) referenced on this graphic may no longer be held in the HIT’s current portfolio ; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this presentation ; and (iii) this presentation is not a complete list of all the projects financed by the HIT as of the date of this report . Lesyllee White Chief Marketing Officer lwhite@aflcio - hit.com 13